Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

(in millions)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2017	1,556.6	1,133.1	254.2	359.0	3,302.9
Additions	115.2	173.3	6.9	24.9	320.3
Disposals	(0.4)	(105.3)	(0.1)	(3.5)	(109.3)
Effect of changes in exchange rates	(29.6)	(41.2)	(4.4)	(4.8)	(80.0)
Balance at December 31, 2017	1,641.8	1,159.9	256.6	375.6	3,433.9
Acquisitions through business combinations	—	—	—	—	—
Additions	119.6	256.2	21.5	44.6	441.9
Disposals	(57.2)	(114.7)	(3.4)	(4.9)	(180.2)
Effect of changes in exchange rates	5.6	3.7	0.5	0.9	10.7
Balance at December 31, 2018	1,709.8	1,305.1	275.2	416.2	3,706.3

Accumulated depreciation and impairment
Balance at January 1, 2017	474.6	642.9	224.8	273.4	1,615.7
Depreciation	87.9	172.3	21.5	26.5	308.2
Impairment charges	0.2	8.7	—	—	8.9
Disposals	(0.2)	(57.1)	(0.1)	(3.3)	(60.7)
Effect of changes in exchange rates	(9.8)	(24.4)	(1.7)	(3.1)	(39.0)
Balance at December 31, 2017	552.7	742.4	244.5	293.5	1,833.1
Depreciation	92.8	174.8	19.2	28.6	315.4
Impairment charges	1.0	14.4	—	—	15.4
Disposals	(2.5)	(41.1)	(3.0)	(4.5)	(51.1)
Effect of changes in exchange rates	2.0	1.5	0.2	0.3	4.0
Balance at December 31, 2018	646.0	892.0	260.9	317.9	2,116.8

Carrying amount
December 31, 2017	1,089.1	417.5	12.1	82.1	1,600.8
December 31, 2018	1,063.8	413.1	14.3	98.3	1,589.5